Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stock-Based Compensation [Abstract]
Schedule of RSU Activity

The following table summarizes RSU activity for the three months ended March 31, 2026:

	Number of Shares	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2026	25,333	$13.88
Granted	—	—
Vested	(12,666)	13.88
Cancelled	(6,667)	8.17
Outstanding at March 31, 2026	6,000	$13.88

The following table summarizes RSU activity for the year ended December 31, 2025:

	Number of Shares	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2025	—	—
Granted	278,000	$6.55
Vested	252,667	6.78
Cancelled	—	—
Outstanding at December 31, 2025	530,667	$6.66

Schedule of Awards with Market-Based Conditions

The following table summarizes our awards with market-based conditions:

	Number of Shares	Weighted Average Grant-Date Fair Value
Beginning of period	—	—
Granted	120,000	$40.00
Vested	—	—
Cancelled	—	—
End of period	120,000	$40.00

The following table summarizes our awards with market-based conditions:

	Number of Shares	Weighted Average Grant-Date Fair Value
Beginning of period	—	—
Granted	120,000	$40.00
Vested	—	—
Cancelled	—	—
End of period	120,000	$40.00